Taxes - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Apr. 05, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes [line items]
Provision for legal proceedings		$ 5,943	$ 7,405	$ 7,026
Brazil member
Disclosure Of Taxes [line items]
Statutory corporate tax rates		25.00%
Parque Das Baleias [member]
Disclosure Of Taxes [line items]
Unification of fields	$ 903
Amounts paid under unification	$ 387
Remainder amount settlement term	42 months
Production tax expense		$ 508
Provision for legal proceedings			$ 903
Social Contribution on Net Income (CSLL) [member] | Brazil member
Disclosure Of Taxes [line items]
Statutory corporate tax rates		9.00%